Borrowing - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term borrowings:
Short-term borrowings	$ 45,965	¥ 320,000	¥ 220,000
Long-term borrowings:
Long-term borrowing	$ 11,491	80,000
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One
Short-term borrowings:
Terms	12 months
Principal Amount		¥ 220,000
Short-term borrowings			¥ 220,000
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One | Minimum
Short-term borrowings:
Annual Interest Rate	4.35%	4.35%
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One | Maximum
Short-term borrowings:
Annual Interest Rate	4.79%	4.79%
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt Two
Short-term borrowings:
Principal Amount		¥ 415,000
Short-term borrowings		¥ 320,000
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt Two | Minimum
Short-term borrowings:
Annual Interest Rate	4.15%	4.15%
Terms	1 month
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt Two | Maximum
Short-term borrowings:
Annual Interest Rate	4.35%	4.35%
Terms	12 months
SPD Silicon Valley Bank | Long-term Debt
Short-term borrowings:
Annual Interest Rate	3.55%	3.55%
Principal Amount		¥ 80,000
Long-term borrowings:
Long-term borrowing		¥ 80,000
SPD Silicon Valley Bank | Long-term Debt | Minimum
Short-term borrowings:
Terms	17 months
SPD Silicon Valley Bank | Long-term Debt | Maximum
Short-term borrowings:
Terms	20 months